RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2022
Warrant issued		5,655
Warrant issued, value	$ 375,000		$ 119,383
Accounts payable				$ 204,741		$ 204,741		$ 1,069,743	$ 819,413
Operating expenses				1,820,560	$ 2,429,478	$ 4,489,070	$ 4,647,800	5,924,840	$ 84,944
Todd Michaels [Member]
Warrant issued, value								50,000
Note related value								$ 75,000
Common stock percentage held						10.00%		10.00%	10.00%
Advances payable				22,154		$ 22,154		$ 22,154	$ 22,154
Warrant issued								50,000
Largest Shareholder [Member]
Warrant issued						100,000
Warrant issued, value						$ 200,000		$ 25,000
Note related value				209,000		209,000		$ 39,000
Common stock percentage held								31.00%	18.00%
Advances payable				62,500		62,500		$ 62,500	$ 62,500
Accounts payable				78,346		78,346		73,000	$ 50,000
Operating expenses						$ 4,900		$ 23,000
Three Percent Holder [Member]
Common stock percentage held						5.00%		5.00%	5.00%
Advances payable				11,865		$ 11,865		$ 11,865	$ 11,865
Elysian Fields Disposal [Member]
Accounts payable				258,000		258,000		256,000	251,000
Operating expenses						3,000		5,000
Michaels Consulting [Member]
Accounts payable				344,000		344,000		344,000	364,000
Accounts payable consulting paid								20,000
Consulting expenses								60,000	$ 60,000
P&C Ventures, Inc [Member]
Warrant issued, value								$ 1,485,000
Accounts payable				70,000		70,000
Warrant issued								2,700,000
Operating expenses						160,000
CFO [Member]
Accrued bonus compensation				115,000		115,000		$ 115,000
Directors [Member]
Director compensation, value										$ 374,000
Director compensation, options										250,000
CEO [Member]
Accrued bonus compensation				$ 150,000		$ 150,000		$ 150,000